Operations (Details) - Schedule of estimated consideration transferred at fair value R$ in Thousands	Jun. 30, 2020 BRL (R$) shares
Number of shares issued/ to be issued [Member]
Operations (Details) - Schedule of estimated consideration transferred at fair value [Line Items]
Unrestricted shares	4,044,654
Capital reserve		[1]
Unrestricted shares	4,044,654
Shares with sale restriction	637,625
Agrifirma Warrants	513,317	[2]
Agrifirma Warrant Dividends (in Brazil Real) | R$		[1]
Estimated consideration at fair value	5,195,596
Brasilagro's share market price [Member]
Operations (Details) - Schedule of estimated consideration transferred at fair value [Line Items]
Unrestricted shares
Capital reserve		[1]
Unrestricted shares	20.28
Shares with sale restriction	20.28
Agrifirma Warrants	20.27	[2]
Agrifirma Warrant Dividends (in Brazil Real) | R$		[1]
Total consideration transferred [Member]
Operations (Details) - Schedule of estimated consideration transferred at fair value [Line Items]
Unrestricted shares	115,587
Capital reserve	(33,566)	[1]
Unrestricted shares	82,021
Shares with sale restriction	12,930
Agrifirma Warrants	10,405	[2]
Agrifirma Warrant Dividends (in Brazil Real) | R$	R$ 740	[1]
Estimated consideration at fair value	106,096

[1]	Agrifirma Warrants: the fair value was measured based on BrasilAgro´s quoted share market price on the B3 as of January 27, 2020, adjusted by the exercise price of R$0.01 per warrant.
[2]	Unrestricted and restricted shares: the fair value of the restricted and unrestricted shares, was calculated considering BrasilAgro’s quoted market share price on the B3 (Agro3) as of January 27, 2020.